Material Accounting Policies - Schedule of Material Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Subsidiary One [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Henan Huawei Mining Co. Ltd. (“Henan Huawei”)
Principal activity	Trade
Place of incorporation	China
Ownership interest	80.00%
Mineral properties	Ying Mining District
Subsidiary Two [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Henan Found Mining Co. Ltd. (“Henan Found”)
Principal activity	Mining
Place of incorporation	China
Ownership interest	77.50%
Subsidiary Three [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)
Principal activity	Mining
Place of incorporation	China
Ownership interest	70.00%
Mineral properties	BYP
Subsidiary Four [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Guangdong Found Mining Co. Ltd. (“Guangdong Found”)
Principal activity	Mining
Place of incorporation	China
Ownership interest	99.00%
Mineral properties	GC
Subsidiary Five [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Henan Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)
Principal activity	Mining
Place of incorporation	China
Ownership interest	77.50%
Mineral properties	Kuanping
Subsidiary Six [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Curimining S.A
Principal activity	Mining
Place of incorporation	Ecuador
Ownership interest	75.00%
Mineral properties	El Domo
Subsidiary Seven [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Condormine S.A
Principal activity	Mining
Place of incorporation	Ecuador
Ownership interest	98.70%
Mineral properties	Condor
Subsidiary Eight [Member]
Material Accounting Policies - Schedule of Material Subsidiaries (Details) [Line Items]
Name of subsidiaries	Chaarat ZAAV CJSC
Principal activity	Mining
Place of incorporation	Kyrgyzstan
Ownership interest	100.00%
Mineral properties	Tulkubash/Kyzyltash